Financial commitments	12 Months Ended
Dec. 31, 2018
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Financial commitments
22	Financial commitments

Non-cancellable operating lease commitments

At December 31, the Group has future minimum commitments for non-cancellable operating leases with terms in excess of one year as follows:

	2018	2017	2016
	(€’000)
Within 1 year	35,739	35,107	28,698
Between 1 and 5 years	147,251	136,143	118,115
After 5 years	254,826	189,298	171,313
	437,816	360,548	318,125

The total gross operating lease expense for the year 2018 was €31.7 million (2017: €29.6 million and 2016: €27.5 million).

Future committed revenue receivable

The Group enters into initial contracts with its customers for periods of at least one year and generally between three and five years, resulting in future committed revenues from customers. At December 31 the Group had contracts with customers for future committed revenue receivable as follows:

	2018	2017	2016
	(€’000)
Within 1 year	380,300	327,500	296,600
Between 1 and 5 years	543,800	449,500	434,900
After 5 years	376,500	35,600	52,700
	1,300,600	812,600	784,200

Commitments to purchase energy

Where possible, for its own use, the Group seeks to purchase power on fixed-price term agreements with local power supply companies in the cities in which it operates. In some cases the Group also commits to purchase certain minimum volumes of energy at fixed prices. At December 31, the Group had entered into non-cancellable energy purchase commitments as follows:

	2018	2017	2016
	(€’000)
Within 1 year	24,032	16,480	16,330
Between 1 and 5 years	—	12,378	10,460
	24,032	28,858	26,790

As from 2018, commitments to purchase energy exclude the energy-related taxes which first become due upon usage of the committed energy. Comparative figures for 2017 and 2016 have been adjusted accordingly.

Other commitments

The Group has entered into several other commitments, which in general relate to operating expenses. As of December 31, 2018, the outstanding commitments amount to €36.3 million (2017: €43.7 million, 2016: €40.6 million).